Quarterly Holdings Report
for

Fidelity® Worldwide Fund

July 31, 2019

WLD-QTLY-0919
1.804829.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 0.8%
Bapcor Ltd.	842,636	$3,593,576
CSL Ltd.	51,973	8,109,991
Inghams Group Ltd.	808,523	2,240,202
Magellan Financial Group Ltd.	81,493	3,422,391
National Storage (REIT) unit	2,909,387	3,259,745
Pro Medicus Ltd.	34,086	711,656
Rio Tinto Ltd.	278	18,606

TOTAL AUSTRALIA		21,356,167

Austria - 0.5%
ams AG (a)	52,510	2,770,826
Erste Group Bank AG	192,900	6,927,247
Wienerberger AG	123,900	2,839,156

TOTAL AUSTRIA		12,537,229

Bailiwick of Jersey - 0.4%
Experian PLC	213,793	6,499,842
Mimecast Ltd. (a)	22,000	1,047,200
Novocure Ltd. (a)	41,000	3,412,020

TOTAL BAILIWICK OF JERSEY		10,959,062

Belgium - 0.4%
KBC Groep NV	144,364	9,313,782
Bermuda - 0.8%
Hiscox Ltd.	195,072	4,032,860
IHS Markit Ltd. (a)	36,000	2,319,120
Marvell Technology Group Ltd.	526,300	13,820,638

TOTAL BERMUDA		20,172,618

Brazil - 0.4%
BM&F BOVESPA SA	403,000	4,455,191
Notre Dame Intermedica Participacoes SA	444,000	5,084,125

TOTAL BRAZIL		9,539,316

Canada - 1.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	134,000	8,213,820
Canadian Pacific Railway Ltd.	22,000	5,252,629
Cenovus Energy, Inc. (Canada)	228,100	2,120,614
Constellation Software, Inc.	8,300	7,896,823
Dollarama, Inc.	102,800	3,808,850
Shopify, Inc. (a)	48,000	15,258,240
Suncor Energy, Inc.	212,700	6,103,159

TOTAL CANADA		48,654,135

Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	53,400	9,244,074
Hansoh Pharmaceutical Group Co. Ltd. (b)	156,000	419,237
Meituan Dianping Class B	369,166	2,985,145
PagSeguro Digital Ltd. (a)	167,200	7,269,856
Tencent Holdings Ltd.	233,100	10,860,822

TOTAL CAYMAN ISLANDS		30,779,134

China - 0.2%
AVIC Jonhon OptronicTechnology Co. Ltd.	495,300	2,642,595
Kweichow Moutai Co. Ltd. (A Shares)	9,700	1,360,626
Shanghai International Airport Co. Ltd. (A Shares)	164,229	1,961,620

TOTAL CHINA		5,964,841

Denmark - 0.7%
DSV de Sammensluttede Vognmaend A/S	61,000	5,832,518
Netcompany Group A/S (a)(b)	106,619	4,188,389
ORSTED A/S (b)	66,600	6,083,625
SimCorp A/S	23,300	2,108,668

TOTAL DENMARK		18,213,200

France - 2.0%
Capgemini SA	72,800	9,287,951
Cegedim SA (a)	33,236	1,022,825
LVMH Moet Hennessy Louis Vuitton SE	32,239	13,316,614
Pernod Ricard SA	25,800	4,542,563
Sartorius Stedim Biotech	25,200	4,036,609
SR Teleperformance SA	36,400	7,639,894
VINCI SA	123,600	12,713,956

TOTAL FRANCE		52,560,412

Germany - 3.3%
adidas AG	45,069	14,446,050
Akasol AG (a)(b)	27,300	1,471,465
Allianz SE	41,300	9,581,975
Delivery Hero AG (a)(b)	39,800	1,920,074
Deutsche Borse AG	9,362	1,299,656
Instone Real Estate Group BV (a)(b)	74,900	1,595,271
Linde PLC	35,434	6,815,420
MTU Aero Engines Holdings AG	41,100	10,305,229
Nexus AG	46,000	1,629,504
Rational AG	3,670	2,502,617
Rheinmetall AG	25,100	2,873,041
SAP SE	169,384	20,704,832
Vonovia SE	145,300	7,119,093
WashTec AG	72,500	3,852,360

TOTAL GERMANY		86,116,587

Greece - 0.0%
Ff Group (a)(c)	59,300	78,774
Hong Kong - 0.5%
AIA Group Ltd.	1,255,400	12,849,984
Techtronic Industries Co. Ltd.	105,500	784,567

TOTAL HONG KONG		13,634,551

India - 1.8%
Avenue Supermarts Ltd. (a)(b)	1,642	35,228
Axis Bank Ltd.	317,000	3,089,710
HDFC Bank Ltd.	154,962	5,048,188
HDFC Bank Ltd. sponsored ADR	91,693	10,542,861
Housing Development Finance Corp. Ltd.	354,494	10,884,394
Larsen & Toubro Ltd.	86,200	1,729,143
Lupin Ltd. (a)	1,335	14,803
Reliance Industries Ltd.	446,900	7,523,854
Shriram Transport Finance Co. Ltd.	26,000	364,387
Sunteck Realty Ltd. (a)	292,786	1,664,903
TCNS Clothing Co. Ltd. (a)(b)	208,823	2,207,400
V-Mart Retail Ltd. (a)	182,903	4,946,061

TOTAL INDIA		48,050,932

Indonesia - 0.2%
PT Bank Central Asia Tbk	896,600	1,968,376
PT Bank Rakyat Indonesia Tbk	6,238,600	1,976,875
PT Kino Indonesia Tbk	234,500	51,385

TOTAL INDONESIA		3,996,636

Ireland - 2.1%
Accenture PLC Class A	208,000	40,056,640
Cairn Homes PLC (a)	2,880,639	3,386,577
Dalata Hotel Group PLC	274,574	1,413,383
DCC PLC (United Kingdom)	16,000	1,354,638
Greencore Group PLC	367,415	955,287
Kerry Group PLC Class A	69,600	8,120,775

TOTAL IRELAND		55,287,300

Italy - 0.3%
Recordati SpA	173,400	7,779,887
Japan - 5.5%
A/S One Corp.	103,300	8,574,308
Ain Holdings, Inc.	51,100	2,808,879
Daiichi Sankyo Kabushiki Kaisha	25,400	1,543,484
Daiichikosho Co. Ltd.	62,500	2,593,874
Fanuc Corp.	42,900	7,624,465
Hoya Corp.	211,600	16,347,992
Kao Corp.	50,400	3,678,231
Keyence Corp.	23,720	13,764,534
Lasertec Corp.	99,400	4,815,130
Minebea Mitsumi, Inc.	283,600	4,840,340
Misumi Group, Inc.	64,700	1,471,347
MonotaRO Co. Ltd.	149,200	3,285,993
Nidec Corp.	30,600	4,138,974
Nintendo Co. Ltd.	13,200	4,856,187
NSD Co. Ltd.	162,900	5,046,172
Oracle Corp. Japan	24,800	2,069,896
ORIX Corp.	606,900	8,711,043
PALTAC Corp.	43,700	2,153,066
Persol Holdings Co., Ltd.	173,100	4,227,656
Recruit Holdings Co. Ltd.	109,200	3,697,782
Relo Group, Inc.	310,600	8,282,476
Shimadzu Corp.	85,000	2,061,127
Shiseido Co. Ltd.	34,300	2,523,951
SMC Corp.	24,800	9,086,570
SoftBank Corp.	215,400	10,997,926
Terumo Corp.	137,700	4,007,808

TOTAL JAPAN		143,209,211

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,646,265
Malta - 0.0%
Kambi Group PLC (a)	56,160	720,801
Mauritius - 0.1%
MakeMyTrip Ltd. (a)	60,700	1,553,313
Netherlands - 2.9%
Adyen BV (a)(b)	6,066	4,613,248
Airbus Group NV	55,600	7,859,666
Argenx SE ADR (a)	21,732	3,052,477
ASML Holding NV (Netherlands)	66,000	14,706,394
Basic-Fit NV (a)(b)	65,600	2,073,278
IMCD Group BV	52,000	4,599,364
Interxion Holding N.V. (a)	31,000	2,334,300
Koninklijke Philips Electronics NV	36,000	1,688,783
NXP Semiconductors NV	154,400	15,963,416
Unilever NV	331,327	19,204,917
Van Lanschot NV (Bearer)	8,086	166,134

TOTAL NETHERLANDS		76,261,977

New Zealand - 0.5%
EBOS Group Ltd.	281,237	4,599,475
Fisher & Paykel Healthcare Corp.	313,590	3,380,120
Ryman Healthcare Group Ltd.	744,575	6,278,080

TOTAL NEW ZEALAND		14,257,675

Norway - 0.8%
Adevinta ASA:
Class A (a)	260,800	2,926,962
Class B	198,400	2,206,485
Equinor ASA	543,880	9,757,760
Schibsted ASA (A Shares)	218,300	5,900,666

TOTAL NORWAY		20,791,873

Philippines - 0.1%
D&L Industries, Inc.	8,349,900	1,683,978
South Africa - 0.3%
Clicks Group Ltd.	169,300	2,404,470
Naspers Ltd. Class N	27,600	6,727,784

TOTAL SOUTH AFRICA		9,132,254

Spain - 0.5%
Cellnex Telecom SA (b)	129,900	4,873,358
Masmovil Ibercom SA (a)	324,805	7,370,962

TOTAL SPAIN		12,244,320

Sweden - 0.9%
ASSA ABLOY AB (B Shares)	185,600	4,257,132
Indutrade AB	241,100	6,847,752
Securitas AB (B Shares)	197,500	3,066,373
Telefonaktiebolaget LM Ericsson (B Shares)	1,027,200	8,987,254

TOTAL SWEDEN		23,158,511

Switzerland - 4.2%
Alcon, Inc. (a)	92,800	5,411,895
EDAG Engineering Group AG	77,800	938,758
Forbo Holding AG (Reg.)	1,430	2,234,397
Kaba Holding AG (B Shares) (Reg.)	2,860	2,099,241
Lonza Group AG	24,982	8,573,080
Medacta Group SA (b)	26,500	2,318,134
Nestle SA (Reg. S)	338,440	35,904,154
Partners Group Holding AG	11,005	8,788,066
Roche Holding AG (participation certificate)	92,679	24,806,943
Schindler Holding AG (participation certificate)	14,628	3,385,818
Sika AG	55,339	8,012,484
Swiss Re Ltd.	56,180	5,454,468

TOTAL SWITZERLAND		107,927,438

United Kingdom - 5.1%
Anglo American PLC (United Kingdom)	52,579	1,303,764
Aon PLC	21,000	3,974,250
AstraZeneca PLC (United Kingdom)	218,492	18,876,370
Beazley PLC	568,100	3,982,845
BHP Billiton PLC	142,465	3,396,870
Big Yellow Group PLC	199,900	2,404,243
BP PLC	3,110,140	20,579,016
Bunzl PLC	320,600	8,382,456
Compass Group PLC	262,934	6,652,369
Cranswick PLC	28,315	916,630
Dechra Pharmaceuticals PLC	102,400	3,668,614
Diageo PLC	349,751	14,584,687
Fever-Tree Drinks PLC	25,195	715,742
Hilton Food Group PLC	374,800	4,266,234
HomeServe PLC	321,400	4,459,650
John David Group PLC	458,200	3,620,796
JTC PLC (b)	432,300	1,858,420
Keywords Studios PLC	100,500	2,032,486
Lloyds Banking Group PLC	864,105	558,976
London Stock Exchange Group PLC	61,481	4,954,064
Network International Holdings PLC (b)	535,100	3,989,006
Ocado Group PLC (a)	308,700	4,675,732
Prudential PLC	218,985	4,505,449
Rio Tinto PLC	32,706	1,846,956
Rotork PLC	761,368	2,856,400
Trainline PLC (b)	408,500	2,126,205

TOTAL UNITED KINGDOM		131,188,230

United States of America - 59.5%
Abbott Laboratories	348,000	30,310,800
Adobe, Inc. (a)	203,124	60,705,639
Advanced Energy Industries, Inc. (a)	17,000	992,800
Alexandria Real Estate Equities, Inc.	34,000	4,976,240
Alexion Pharmaceuticals, Inc. (a)	10,000	1,132,900
Alphabet, Inc. Class A (a)	40,500	49,337,100
Alteryx, Inc. Class A (a)	8,000	940,320
Amazon.com, Inc. (a)	40,000	74,671,200
American Express Co.	166,000	20,645,420
American Tower Corp.	262,000	55,444,440
Apple, Inc.	279,000	59,438,160
Automatic Data Processing, Inc.	25,000	4,163,000
AutoZone, Inc. (a)	28,000	31,445,120
Bank of America Corp.	804,000	24,666,720
BJ's Wholesale Club Holdings, Inc. (a)	70,800	1,668,048
bluebird bio, Inc. (a)	66,300	8,700,549
Boston Scientific Corp. (a)	596,000	25,306,160
Bruker Corp.	17,000	813,450
Ceridian HCM Holding, Inc. (a)	25,000	1,332,750
Cisco Systems, Inc.	300,000	16,620,000
Cogent Communications Group, Inc.	50,000	3,150,500
Costco Wholesale Corp.	67,000	18,467,210
Coupa Software, Inc. (a)	8,000	1,085,680
Crown Castle International Corp.	87,700	11,686,902
D.R. Horton, Inc.	34,000	1,561,620
Danaher Corp.	99,000	13,909,500
Encompass Health Corp.	2	128
Equinix, Inc.	12,000	6,025,200
Equity Lifestyle Properties, Inc.	12,000	1,491,000
Estee Lauder Companies, Inc. Class A	370,000	68,150,300
Etsy, Inc. (a)	11,000	737,220
Facebook, Inc. Class A (a)	159,000	30,882,570
Fidelity National Information Services, Inc.	31,000	4,130,750
Five Below, Inc. (a)	6,000	704,760
Gartner, Inc. (a)	6,269	873,460
General Electric Co.	305,000	3,187,250
HealthEquity, Inc. (a)	55,000	4,508,900
Honeywell International, Inc.	40,000	6,898,400
Humana, Inc.	11,300	3,353,275
IAC/InterActiveCorp (a)	7,000	1,673,350
Intercept Pharmaceuticals, Inc. (a)	24,060	1,512,171
Intuitive Surgical, Inc. (a)	4,000	2,078,040
lululemon athletica, Inc. (a)	900	171,981
Marsh & McLennan Companies, Inc.	46,200	4,564,560
MasterCard, Inc. Class A	315,200	85,819,504
Match Group, Inc.	29,000	2,183,410
McCormick & Co., Inc. (non-vtg.)	7,000	1,109,780
MercadoLibre, Inc. (a)	11,000	6,835,620
Micron Technology, Inc. (a)	230,000	10,324,700
Microsoft Corp.	658,000	89,665,664
Monster Beverage Corp. (a)	55,000	3,545,850
Moody's Corp.	302,000	64,730,680
Morningstar, Inc.	27,000	4,103,460
MSCI, Inc.	20,300	4,612,972
NextEra Energy, Inc.	115,000	23,824,550
NIKE, Inc. Class B	15,000	1,290,450
Norfolk Southern Corp.	35,000	6,689,200
NVIDIA Corp.	57,000	9,617,040
PayPal Holdings, Inc. (a)	724,000	79,929,600
Procter & Gamble Co.	31,000	3,659,240
Prologis, Inc.	279,000	22,490,190
Qualcomm, Inc.	88,000	6,438,080
Ross Stores, Inc.	22,000	2,332,660
S&P Global, Inc.	177,628	43,509,979
Salesforce.com, Inc. (a)	104,000	16,068,000
ServiceNow, Inc. (a)	6,000	1,664,340
Smartsheet, Inc. (a)	17,000	848,470
Square, Inc. (a)	745,000	59,905,450
Starbucks Corp.	43,000	4,071,670
Stryker Corp.	110,000	23,075,800
T-Mobile U.S., Inc. (a)	32,000	2,551,360
Tableau Software, Inc. (a)	32,000	5,424,960
Thermo Fisher Scientific, Inc.	47,000	13,050,960
TJX Companies, Inc.	290,000	15,822,400
TransMedics Group, Inc.	192,000	4,556,160
Twilio, Inc. Class A (a)	18,000	2,503,980
Twitter, Inc. (a)	63,000	2,665,530
Ulta Beauty, Inc. (a)	109,000	38,068,250
Union Pacific Corp.	335,000	60,283,250
UnitedHealth Group, Inc.	164,000	40,837,640
Verra Mobility Corp. (a)	75,000	1,038,750
Visa, Inc. Class A	482,800	85,938,400
Walmart, Inc.	134,000	14,790,920
Wayfair LLC Class A (a)	10,627	1,393,837
Workday, Inc. Class A (a)	24,000	4,799,520
Xcel Energy, Inc.	44,000	2,622,840
Xilinx, Inc.	47,000	5,367,870

TOTAL UNITED STATES OF AMERICA		1,544,178,529

TOTAL COMMON STOCKS
(Cost $2,029,564,655)		2,542,948,938

Money Market Funds - 1.8%
Fidelity Cash Central Fund 2.43% (d)
(Cost $45,770,796)	45,771,757	45,780,912
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,075,335,451)		2,588,729,850
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,966,728
NET ASSETS - 100%		$2,594,696,578

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,772,338 or 1.5% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,591,776
Fidelity Securities Lending Cash Central Fund	125,142
Total	$1,716,918

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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